Document and Entity Information	12 Months Ended
Sep. 30, 2018 shares
Entity Information [Line Items]
Entity Registrant Name	CGI Group Inc.
Entity Central Index Key	0001061574
Current Fiscal Year End Date	--09-30
Document Type	40-F
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Class A subordinate voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	250,425,114
Class B multiple voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	28,945,706